FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of Financial Instruments Measured at Fair Value

The following table provides the financial instruments measured at fair value (in thousands):

	March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$67	$—	$—	$67
Liabilities
Convertible preferred stock warrant liability	$—	$—	$161,486	$161,486
Total liabilities	$—	$—	$161,486	$161,486

	December 31, 2020
	Level 1	Level 2	Level 3	Total

Assets
Cash equivalents:
Money market fund	$67	$—	$—	$67
Liabilities
Convertible preferred stock warrant liability	$—	$—	$95,342	$95,342
Total liabilities	$—	$—	$95,342	$95,342

The following table provides the financial instruments measured at fair value (in thousands):

		December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:	$67	$—	$—	$67
Money market fund
Liabilities
Convertible preferred stock warrant liabilities	$—	$—	$95,342	$95,342
Embedded derivative liabilities	$—	$—	$—	$—
Total liabilities	$—	$—	$95,342	$95,342

		December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:	$67	$—	$—	$67
Money market fund
Liabilities
Convertible preferred stock warrant liabilities	$—	$—	$6,094	$6,094
Embedded derivative liabilities	$—	$—	$786	$786
Total liabilities	$—	$—	$6,880	$6,880

Schedule of quantitative information regarding Level 3 fair value measurements inputs as their measurement dates

The key assumptions used for the valuation of the preferred stock warrant liabilities upon remeasurement were as follows:

	Three Months Ended March 31,
	2021	2020
Volatility	65.0%	75.0%
Risk-free interest rate	0.1%	0.3%
Expected term (in years)	1.2	2.3
Dividend yield	—%	—%
Discount for lack of marketability	6.8%	40.0%

Schedule of change in the fair value of the derivative warrant liabilities

The following table presents the changes in the liability for warrants on convertible preferred stock during the three months ended March 31, 2021 (in thousands):

Convertible Preferred Warrant Warrant Stock
Balance as of December 31, 2020	$95,342
Change in fair value of warrants	66,397
Exercised warrants	(253)
Balance as of March 31, 2021	$161,486